1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2023
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government
Shares Security Description Value
Common Stock - 98.1%
Communication Services - 3.1%
52,295 Alphabet, Inc., Class C
(a)
$ 6,895,096
Consumer Discretionary - 6.3%
92,747 Amazon.com, Inc.
(a)
11,789,999
35,246 CarMax, Inc.
(a)
2,492,949
14,282,948
Consumer Staples - 0.8%
16,454 Dollar General Corp. 1,740,833
Financials - 17.3%
1,907 Markel Group, Inc.
(a)
2,808,039
26,434 Mastercard, Inc., Class A 10,465,485
18,837 Moody's Corp. 5,955,694
25,754 S&P Global, Inc.
(a)
9,410,769
45,493 Visa, Inc., Class A 10,463,845
39,103,832
Health Care - 19.0%
108,648 Bio-Techne Corp. 7,395,669
39,210 Danaher Corp. 9,728,001
22,290 Illumina, Inc.
(a)
3,059,971
15,591 Intuitive Surgical, Inc.
(a)
4,557,094
13,969 Thermo Fisher Scientific, Inc. 7,070,689
25,803 Veeva Systems, Inc., Class A
(a)
5,249,620
9,000 West Pharmaceutical Services, Inc. 3,376,890
14,705 Zoetis, Inc. 2,558,376
42,996,310
Industrials - 19.6%
91,929 Fastenal Co. 5,023,001
60,073 HEICO Corp., Class A 7,762,633
15,674 Old Dominion Freight Line, Inc. 6,412,860
24,017 SiteOne Landscape Supply, Inc.
(a)
3,925,579
10,493 TransDigm Group, Inc.
(a)
8,846,963
11,410 Verisk Analytics, Inc. 2,695,498
42,987 Waste Connections, Inc. 5,773,154
93,978 WillScot Mobile Mini Holdings
Corp.
(a)
3,908,545
44,348,233
Information Technology - 16.4%
24,751 ANSYS, Inc.
(a)
7,364,660
14,161 Atlassian Corp., Class A
(a)
2,853,583
19,628 Crowdstrike Holdings, Inc.,
Class A
(a)
3,285,334
66,100 Guidewire Software, Inc.
(a)
5,949,000
7,434 Intuit, Inc. 3,798,328
25,653 Microsoft Corp. 8,099,935
8,020 Monolithic Power Systems, Inc. 3,705,240
2,800 Sprout Social, Inc., Class A
(a)
139,664
Shares Security Description Value
Information Technology - 16.4% (continued)
17,700 Workiva, Inc.
(a)
$ 1,793,718
36,989,462
Materials - 8.5%
37,886 Ecolab, Inc. 6,417,888
16,669 The Sherwin-Williams Co. 4,251,429
42,870 Vulcan Materials Co. 8,660,597
19,329,914
Real Estate - 7.1%
14,375 American Tower Corp. REIT 2,363,969
100,768 CBRE Group, Inc., Class A
(a)
7,442,725
56,819 CoStar Group, Inc.
(a)
4,368,813
9,867 SBA Communications Corp. REIT 1,975,077
16,150,584
Total Common Stock (Cost $110,045,712) 221,837,212
Money Market Fund - 1.6%
3,612,798 First American Treasury
Obligations Fund,
Class X, 5.27%
(b)
(Cost $3,612,798) 3,612,798
Investments, at value - 99.7% (Cost
$113,658,510) $ 225,450,010
Other Assets & Liabilities, Net - 0.3% 695,055
Net Assets - 100.0% $ 226,145,065
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2023.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2023
obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 225,450,010
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 225,450,010